Financial Risk Management - Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	$ 50,000	$ 35,000
Interest Rate Risk | USD
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	48,226	31,966
Rate increase on borrowings	261	159
Rate decrease on borrowings	$ (261)	$ (159)
Interest Rate Risk | USD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Borrowings Interest rate	10.45%	9.95%
Rate increase	1.94%	0.88%
Rate decrease	1.58%	0.72%
Interest Rate Risk | USD | Bottom of Range | Borrowings
Disclosure of Financial Risk Management [Line Items]
Rate increase	10.97%	10.45%
Rate decrease	9.93%	9.45%
Interest Rate Risk | USD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Borrowings Interest rate	10.45%	9.95%
Rate increase	1.94%	0.88%
Rate decrease	1.58%	0.72%
Interest Rate Risk | USD | Top of Range | Borrowings
Disclosure of Financial Risk Management [Line Items]
Rate increase	10.97%	10.45%
Rate decrease	9.93%	9.45%